Share-based Compensation (Sogou Share-based Awards, Sogou 2017 Share Incentive Plan, Narrative) (Details) - Sogou 2017 Share Incentive Plan [Member] - shares	12 Months Ended
	Dec. 31, 2018	Oct. 31, 2017
Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum term of share rights granted under share incentive plan	10 years
Performance-based Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted	Four equal installments
Service-based Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted	Four equal installments
Class A Ordinary Shares [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance		28,000,000